EQUITY ACCOUNTED INVESTMENTS - Fair Value of Equity Accounted Investments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 2,065	$ 1,480	$ 1,690
Dealer software and technology services operations
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	243	23
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	933	787
Publicly Listed
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	142	308
Carrying value	336	304
Publicly Listed | Dealer software and technology services operations
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	35	43
Carrying value	0	0
Publicly Listed | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	107	265
Carrying value	$ 336	$ 304